DESCRIPTION OF BUSINESS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
DESCRIPTION OF BUSINESS

Organization and Basis of Presentation

OVM International Holding Corporation (“the Company”) was organized under the laws of the State of Nevada on October 18, 1971 under the name of Mr. Nevada, Inc., and, following the completion of a limited public offering in April 1972, commenced limited operations which were discontinued in 1990.

Thereafter, the Company engaged in reorganization and on several occasions sought to merge with or acquire certain active private companies or operations, all of which were terminated or resulted in discontinued negotiations. On October 20, 1995, the Company changed its name to Intermark Development Corporation. On November 4, 1996, the Company acquired all of the capital stock of HVM Development Limited ("HDL"), formerly known as OVM Development Limited, a British Virgin Islands corporation, and changed its name to OVM International Holding Corporation.

After filing Form 10-QSB for the nine month period ended September 30, 2002 with the U.S. Securities and Exchange Commission, the Company made no further filings. On November 1, 2006 the Company’s charter was revoked by the State of Nevada on November 1, 2006. The Company no longer retained a Resident Agent in the State of Nevada and no longer had an active transfer agent for its shares. The Company’s shares were listed on the Pink Sheets under the symbol “OVMI”. The Company’s officers and directors ceased acting on behalf of the Company and abandoned their obligations to the Company and its shareholders. As a result, the Company was considered dormant since November 1, 2006. On August 19, 2008 the Securities and Exchange Commission ordered a suspension of trading of shares of OVMI because of delinquent filings. On August 25, 2008 the Company terminated registration under Section 12(g) of the Securities and Exchange Act of 1934.

On November 13, 2008 the Company filed a Certificate of Amendment to Articles of Incorporation with the State of Nevada Secretary of State to change its name from OVM International Holding Corporation to Premier Holding Corporation, to authorize the issuance of 100,000,000 shares of common stock with a par value of $.0001, and to reverse its shares on a 1:40 basis.

Nature of Business

The Company has initiated its business plan to sell low cost caskets. The first order of caskets consisted of 64 caskets of five different styles and colors. The initial sales will center in Porterville, California and be conducted by commissioned salespersons contracted by the Company. The various details of the business plan will be adjusted as needed and depending on the results, other areas in central California will be started using the initial formula established in Porterville. The Company has leased a 2400 square foot warehouse/showroom in Porterville, California which will serve as the distribution center and showroom initially. Sales will be conducted by independent contracted sales people. The Porterville operation will serve as the Company’s test sight to measure efficiency and profitability under the present business plan. Adjustments will be made, as needed, prior to expansion to neighboring communities. On March 8, 2011 the Company filed a Super 8K announcing that the Company is no longer a shell company.